Revenue - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue [Member]
Disaggregation of Revenue [Line Items]
Contract with customer liability, Current	$ 49.8	$ 53.1	$ 95.6	$ 106.5	$ 107.1